Commitments and Contingencies (Details) - USD ($)		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 01, 2022
Commitments and Contingencies (Details) [Line Items]
Shareholder interest				11.50%
Short term investment			$ 3,748,900	$ 16,500,000
Lease commitment, description		These lease agreements have lease terms expiring between end of June 2022 and July 2024 with a monthly rental of approximately $1,900, $14,000 and $3,900, respectively.
Right of use	$ 34,600
Rent expense	$ 34,600	$ 179,552	$ 186,834
Incremental borrowing rate	4.75%
Weighted average remaining lease term		4 years 9 months
Nanjing Jinwang [Member]
Commitments and Contingencies (Details) [Line Items]
Short term investment				$ 3,400,000